Other Investment (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 09, 2021	Feb. 06, 2020	Jan. 19, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Number of common stock issued	13,166,400		2,031,784
Revenues				$ 4,239,604	$ 3,924,983	$ 1,932,128
Golden Harvests [Member]
IfrsStatementLineItems [Line Items]
Revenues				393,381
Cost of revenue				271,167
Options One [Member]
IfrsStatementLineItems [Line Items]
Value of option issued		$ 150,000
Number of option issued		200,000
Cash amount paid				$ 150.00
Number of common stock issued				200,000
Fair value of shares				$ 12,812
Options Two [Member]
IfrsStatementLineItems [Line Items]
Value of option issued		$ 200,000
Number of option issued		200,000
Cash amount paid				$ 25,000
Number of common stock issued				25,000
Options Three [Member]
IfrsStatementLineItems [Line Items]
Value of option issued		$ 260,000
Number of option issued		200,000
Cash amount paid				$ 100,000
Number of common stock issued				200,000
Options Four [Member]
IfrsStatementLineItems [Line Items]
Value of option issued		$ 200,000
Number of option issued		200,000
Cash amount paid				$ 25,000
Number of common stock issued				25,000